Other payables and accrued liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other payables and accrued liabilities [Abstract]
Contract deposit	$ 25,009,089	$ 25,633,930
Accrued expense	14,070,704	10,893,610
Deed tax and maintenance fund withheld for customers	8,853,790	5,805,077
Bidding deposit	723,174	843,960
Welfare	1,524,935	1,758,094
Other tax payable	7,101,425	4,473,315
Others	7,438,276	1,562,509
Total	$ 64,721,393	$ 50,970,495